Exhibit 99
Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385	55.9

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30000%	July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%	May 15, 2020
Class A-2b Notes	$233,100,000.00	1.55%	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%	November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%	September 15, 2022
Class B Notes	$39,030,000.00	2.15%	October 15, 2022
Class C Notes	$26,020,000.00	2.33%	December 15, 2023
Total	$1,301,120,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,473,701.87

Principal:
Principal Collections	$25,070,015.28
Prepayments in Full	$11,081,960.22
Liquidation Proceeds	$429,491.71
Recoveries	$11,502.06
Sub Total	$36,592,969.27
Collections	$39,066,671.14

Purchase Amounts:
Purchase Amounts Related to Principal	$187,811.49
Purchase Amounts Related to Interest	$980.40
Sub Total	$188,791.89

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,255,463.03

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	7
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,255,463.03
Servicing Fee	$962,197.79	$962,197.79	$0.00	$0.00	$38,293,265.24
Interest - Class A-1 Notes	$42,477.77	$42,477.77	$0.00	$0.00	$38,250,787.47
Interest - Class A-2a Notes	$289,432.50	$289,432.50	$0.00	$0.00	$37,961,354.97
Interest - Class A-2b Notes	$320,544.62	$320,544.62	$0.00	$0.00	$37,640,810.35
Interest - Class A-3 Notes	$526,294.17	$526,294.17	$0.00	$0.00	$37,114,516.18
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$36,954,366.26
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,954,366.26
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$36,884,437.51
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,884,437.51
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$36,833,915.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,833,915.34
Regular Principal Payment	$47,918,724.54	$36,833,915.34	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$39,255,463.03

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$36,833,915.34
Total					$36,833,915.34
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$36,759,609.42	$125.29	$42,477.77	$0.14	$36,802,087.19	$125.43
Class A-2a Notes	$37,152.96	$0.16	$289,432.50	$1.24	$326,585.46	$1.40
Class A-2b Notes	$37,152.96	$0.16	$320,544.62	$1.38	$357,697.58	$1.54
Class A-3 Notes	$0.00	$0.00	$526,294.17	$1.41	$526,294.17	$1.41
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$36,833,915.34	$28.31	$1,459,349.90	$1.12	$38,293,265.24	$29.43

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$36,759,609.42	0.1252884	$0.00	0.0000000
Class A-2a Notes	$233,100,000.00	1.0000000	$233,062,847.04	0.9998406
Class A-2b Notes	$233,100,000.00	1.0000000	$233,062,847.04	0.9998406
Class A-3 Notes	$373,700,000.00	1.0000000	$373,700,000.00	1.0000000
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$1,044,479,609.42	0.8027542	$1,007,645,694.08	0.7744449

Pool Information
Weighted Average APR	2.601%	2.590%
Weighted Average Remaining Term	50.81	49.97
Number of Receivables Outstanding	49,523	48,665
Pool Balance	$1,154,637,350.26	$1,117,395,636.77
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,066,273,837.71	$1,032,292,447.02
Pool Factor	0.8186778	0.7922721

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$85,103,189.75
Targeted Overcollateralization Amount	$120,834,751.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,749,942.69

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		92	$472,434.79
(Recoveries)		11	$11,502.06
Net Loss for Current Collection Period			$460,932.73
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4790%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1940%
Second Prior Collection Period			0.3203%
Prior Collection Period			0.3164%
Current Collection Period			0.4869%
Four Month Average (Current and Prior Three Collection Periods)			0.3294%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		553	$1,626,146.31
(Cumulative Recoveries)			$57,031.04
Cumulative Net Loss for All Collection Periods			$1,569,115.27
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1113%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,940.59
Average Net Loss for Receivables that have experienced a Realized Loss			$2,837.46

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.77%	349	$8,608,095.47
61-90 Days Delinquent	0.09%	45	$1,013,043.34
91-120 Days Delinquent	0.01%	4	$104,533.90
Over 120 Days Delinquent	0.02%	5	$231,024.03
Total Delinquent Receivables	0.89%	403	$9,956,696.74

Repossession Inventory:
Repossessed in the Current Collection Period		26	$660,348.48
Total Repossessed Inventory		48	$1,289,636.81

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0635%
Prior Collection Period			0.0727%
Current Collection Period			0.1110%
Three Month Average			0.0824%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		0.90%
13-24		1.70%
25-36		3.00%
37+		4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1207%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	December 2017
Payment Date	1/16/2018
Transaction Month	7

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer